Commitments and Contingencies	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Operating Lease Obligations
The Company currently leases office spaces and laboratory spaces located in Greater Los Angeles, California, Dallas, Texas, and the United Kingdom. The Company’s leased facilities have original lease terms ranging from 2 to 5 years that predominately require the Company to provide a security deposit, while certain leases provide the right for the Company to renew the lease upon the expiration of the initial lease term, and various leases have scheduled rent increases on an annual basis. The exercise of lease renewal options for the Company’s existing leases is at the Company’s sole discretion, and not included in the measurement of right of use asset or lease liability as they are not reasonably certain to be exercised. Certain leases provide free rent, or tenant improvement allowances, of which certain of these improvements have been classified as leasehold improvements and are being amortized over the shorter of the estimated useful life of the improvements or the remaining life of the lease, while other tenant improvements incurred by the Company revert to the landlord at the expiration of the lease and are not assets on the Company’s condensed consolidated balance sheets.
Information related to the Company’s operating right of use assets and related lease liability was as follows (in thousands, except for years and percentages):
The Company’s lease costs consist of the following (in thousands):

	Three Months Ended September 30, 2023	Nine Months Ended September 30, 2023
Operating lease cost	$351	$1,867
Variable lease cost	234	906
Total lease cost	$585	$2,773
The following table summarizes cash flow information related to the Company’s lease obligations (in thousands):

	Three Months Ended September 30, 2023	Nine Months Ended September 30, 2023
Cash paid for operating lease liabilities	$491	$1,806
The following table summarizes the Company’s lease assets and liabilities (in thousands):

As of September 30, 2023
Operating lease right-of-use assets	$2,672
Current operating lease liabilities	$1,796
Non-current operating lease liabilities	$3,286
The following table summarizes other supplemental information related to the Company’s lease obligations:

As of September 30, 2023
Weighted-average remaining lease term (in years)	2.8
Weighted-average discount rate	6.75%
Future minimum lease payments under operating lease liabilities were (in thousands):

As of September 30, 2023
2023 (remaining three months)	$564
2024	1,978
2025	1,810
2026	1,218
Total future lease payments	5,570
Less: imputed interest	488
Total lease liability balance	5,082
Less: current portion of operating lease liabilities	1,796
Total operating lease liabilities, non-current	$3,286
During the nine months ended September 30, 2023, the Company entered into lease termination agreements for several office and laboratory spaces located in the United States as a part of the Plan. As consideration for the terminations, the Company agreed to pay certain landlord’s termination fees of approximately $0.4 million, which was paid during the nine months ended September 30, 2023, recorded in the condensed consolidated statements of operations and comprehensive loss in the line item “restructuring and impairment charges” (see Note 10).
During the nine months ended September 30, 2023, the Company evaluated its remaining right-of-use assets for impairment, as the Plan has resulted in a cessation of use for several locations. The Company determined these assets were impaired, and recognized an impairment loss of $0.1 million for the three months ended September 30, 2023 and an impairment loss of $7.2 million for the nine months ended September 30, 2023, which are recorded in the condensed consolidated statements of operations and comprehensive loss in the line item “restructuring and impairment charges” (see Note 10).

Legal Proceedings
From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made and that such expenditures can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount. The Company does not expect that the resolution of these matters will have a material adverse effect on its financial position, results of operations or cash flows.

Debt
In June 2022, the Company’s wholly owned subsidiary, Complex Therapeutics Mezzanine LLC, and the Company’s wholly owned indirect subsidiary, Complex Therapeutics LLC, entered into a mortgage construction loan and mezzanine construction loan (together, the “Loan”) secured by its Tarzana, California land and building (the “Property”) which is substantially complete and is waiting for final certificate of occupancy from the city of Los Angeles. The initial principal amount of the Loan was $52.1 million, with additional future principal of up to $32.9 million to fund ongoing Property construction costs. The Loan principal is payable in July 2025, with the option to extend until July 2027. As of September 30, 2023, the outstanding principal amount under the Loan was $82.8 million and unamortized debt issuance costs were $1.7 million. The Loan is guaranteed by the Company and secured by the Property, and bears interest at one-month Secured Overnight Financing Rate, plus 5.25% per annum. The Company did not capitalize interest during the quarter ended September 30, 2023 as the building was substantially complete. The Loan contains customary negative and affirmative covenants that include limitations on the ability of the Company to enter into significant contracts and incur additional debt. The Company is also required to maintain consolidated net worth and liquid assets of at least $85.0 million as of September 30, 2023 and December 31, 2022 as defined in the loan agreement. As of September 30, 2023, the Company was in compliance with the covenants of the Loan. The Company is also required to maintain certain insurance coverage on the Property. In connection with the Loan, the Company entered into an interest rate swap to effectively limit its maximum interest rate, as discussed in Note 4.
The net carrying amount of the liability component of the Loan was as follows (in thousands):

As of September 30, 2023
Principal amount	$82,838
Unamortized debt issuance cost	(1,660)
Net carrying amount	$81,178
The following table sets forth the interest expense recognized related to the Loan (in thousands):

	Three Months Ended	Nine Months Ended
	September 30, 2023	September 30, 2023
Contractual interest expense	$1,754	$2,482
Amortization of debt issuance cost	249	747
Total interest expense related to the Loan	$2,003	$3,229

Other Commitments
In the normal course of business, we enter into contracts and various purchase agreements commitments with third-party vendors for clinical research services, products and other services from third parties for operating purposes. These agreements generally provide for termination or cancellation, other than for costs already incurred. As of September 30, 2023, the Company recorded a $3.0 million liability for contract terminations as part of the Plan (see Note 10).

Commitments and Contingencies	Commitments and Contingencies
Operating Lease Obligations
The Company currently leases office spaces and laboratory spaces located in Greater Los Angeles, California, Dallas, Texas, and the United Kingdom. The Company’s leased facilities have original lease terms ranging from 2 to 5 years that predominately require the Company to provide a security deposit, while certain leases provide the right for the Company to renew the lease upon the expiration of the initial lease term, and various leases have scheduled rent increases on an annual basis. The exercise of lease renewal options for the Company’s existing leases is at the Company’s sole discretion, and not included in the measurement of right of use asset or lease liability as they are not reasonably certain to be exercised. Certain leases provide free rent, or tenant improvement allowances, of which certain of these improvements have been classified as leasehold improvements and are being amortized over the shorter of the estimated useful life of the improvements or the remaining life of the lease, while other tenant improvements incurred by the Company revert to the landlord at the expiration of the lease and are not assets on the Company’s condensed consolidated balance sheets.
Information related to the Company’s operating right of use assets and related lease liability was as follows (in thousands, except for years and percentages):
The Company’s lease costs consist of the following (in thousands):

	Three Months Ended September 30, 2023	Nine Months Ended September 30, 2023
Operating lease cost	$351	$1,867
Variable lease cost	234	906
Total lease cost	$585	$2,773
The following table summarizes cash flow information related to the Company’s lease obligations (in thousands):

	Three Months Ended September 30, 2023	Nine Months Ended September 30, 2023
Cash paid for operating lease liabilities	$491	$1,806
The following table summarizes the Company’s lease assets and liabilities (in thousands):

As of September 30, 2023
Operating lease right-of-use assets	$2,672
Current operating lease liabilities	$1,796
Non-current operating lease liabilities	$3,286
The following table summarizes other supplemental information related to the Company’s lease obligations:

As of September 30, 2023
Weighted-average remaining lease term (in years)	2.8
Weighted-average discount rate	6.75%
Future minimum lease payments under operating lease liabilities were (in thousands):

As of September 30, 2023
2023 (remaining three months)	$564
2024	1,978
2025	1,810
2026	1,218
Total future lease payments	5,570
Less: imputed interest	488
Total lease liability balance	5,082
Less: current portion of operating lease liabilities	1,796
Total operating lease liabilities, non-current	$3,286
During the nine months ended September 30, 2023, the Company entered into lease termination agreements for several office and laboratory spaces located in the United States as a part of the Plan. As consideration for the terminations, the Company agreed to pay certain landlord’s termination fees of approximately $0.4 million, which was paid during the nine months ended September 30, 2023, recorded in the condensed consolidated statements of operations and comprehensive loss in the line item “restructuring and impairment charges” (see Note 10).
During the nine months ended September 30, 2023, the Company evaluated its remaining right-of-use assets for impairment, as the Plan has resulted in a cessation of use for several locations. The Company determined these assets were impaired, and recognized an impairment loss of $0.1 million for the three months ended September 30, 2023 and an impairment loss of $7.2 million for the nine months ended September 30, 2023, which are recorded in the condensed consolidated statements of operations and comprehensive loss in the line item “restructuring and impairment charges” (see Note 10).

Legal Proceedings
From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made and that such expenditures can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount. The Company does not expect that the resolution of these matters will have a material adverse effect on its financial position, results of operations or cash flows.

Debt
In June 2022, the Company’s wholly owned subsidiary, Complex Therapeutics Mezzanine LLC, and the Company’s wholly owned indirect subsidiary, Complex Therapeutics LLC, entered into a mortgage construction loan and mezzanine construction loan (together, the “Loan”) secured by its Tarzana, California land and building (the “Property”) which is substantially complete and is waiting for final certificate of occupancy from the city of Los Angeles. The initial principal amount of the Loan was $52.1 million, with additional future principal of up to $32.9 million to fund ongoing Property construction costs. The Loan principal is payable in July 2025, with the option to extend until July 2027. As of September 30, 2023, the outstanding principal amount under the Loan was $82.8 million and unamortized debt issuance costs were $1.7 million. The Loan is guaranteed by the Company and secured by the Property, and bears interest at one-month Secured Overnight Financing Rate, plus 5.25% per annum. The Company did not capitalize interest during the quarter ended September 30, 2023 as the building was substantially complete. The Loan contains customary negative and affirmative covenants that include limitations on the ability of the Company to enter into significant contracts and incur additional debt. The Company is also required to maintain consolidated net worth and liquid assets of at least $85.0 million as of September 30, 2023 and December 31, 2022 as defined in the loan agreement. As of September 30, 2023, the Company was in compliance with the covenants of the Loan. The Company is also required to maintain certain insurance coverage on the Property. In connection with the Loan, the Company entered into an interest rate swap to effectively limit its maximum interest rate, as discussed in Note 4.
The net carrying amount of the liability component of the Loan was as follows (in thousands):

As of September 30, 2023
Principal amount	$82,838
Unamortized debt issuance cost	(1,660)
Net carrying amount	$81,178
The following table sets forth the interest expense recognized related to the Loan (in thousands):

	Three Months Ended	Nine Months Ended
	September 30, 2023	September 30, 2023
Contractual interest expense	$1,754	$2,482
Amortization of debt issuance cost	249	747
Total interest expense related to the Loan	$2,003	$3,229

Other Commitments
In the normal course of business, we enter into contracts and various purchase agreements commitments with third-party vendors for clinical research services, products and other services from third parties for operating purposes. These agreements generally provide for termination or cancellation, other than for costs already incurred. As of September 30, 2023, the Company recorded a $3.0 million liability for contract terminations as part of the Plan (see Note 10).